Revenue, net	12 Months Ended
Dec. 31, 2021
Revenue, net
Revenue, net
6.	Revenue, net

	2021	2020
	€	€
Sportsbook and Gaming revenue	117,219,691	59,315,396
	117,219,691	59,315,396

The Gross Gaming revenue represented approximately 67.91% and 70.85% of the total gross revenue for the years ended December 31, 2021 and 2020 respectively. The Gross Sportsbook revenue represented approximately 32.09% and 29.15% of the total gross revenue for the years ended December 31, 2021 and 2020 respectively.

Disaggregation of revenue by jurisdiction:

	2021	2020
Within European Union	82.67%	82.25%
Outside European Union	17.33%	17.75%